UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21218
Investment Company Act File Number
Eaton Vance New York Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance New York Municipal Bond Fund II	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 172.9%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 3.3%
$135	New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$136,484
180	New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180,975
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	755,205

		$1,072,664

Industrial Development Revenue — 2.5%
$220	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$222,323
600	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	606,353

		$828,676

Insured-Electric Utilities — 3.4%
$500	Long Island Power Authority, (BHAC), 5.50%, 5/1/33	$550,255
500	Long Island Power Authority, (BHAC), 6.00%, 5/1/33	575,395

		$1,125,650

Insured-Escrowed/Prerefunded — 3.6%
$545	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$291,896
550	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	280,016
1,385	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	606,630

		$1,178,542

Insured-General Obligations — 23.8%
$535	Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$595,862
560	Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	633,360
180	Freeport Union Free School District, (AGC), 4.00%, 4/1/23	188,714
200	Freeport Union Free School District, (AGC), 4.00%, 4/1/24	208,220
250	Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	256,780
250	Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	259,265
185	Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	192,835
190	Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	197,325
1,000	New York, (AGM), 5.00%, 4/1/22	1,079,980
1,795	New York Dormitory Authority, (School Districts Financing Program), (NPFG), 5.00%, 10/1/30	1,813,901
100	Plattsburgh, (AGC), 4.25%, 11/15/19	109,061
300	Plattsburgh, (AGC), 4.25%, 11/15/20	327,558
410	Sachem Central School District, (FGIC), (NPFG), 4.25%, 10/15/28	414,949
235	Syracuse, (AGC), 5.00%, 6/15/19	267,463
185	Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	206,380
190	Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	209,226
210	Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	230,979
220	Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	240,317
350	William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	362,106

		$7,794,281

Insured-Hospital — 6.5%
$500	New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$572,985
1,000	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	1,025,110
500	New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	523,445

		$2,121,540

Principal
Amount
(000’s omitted)	Security	Value
Insured-Housing — 3.1%
$1,000	New York City Housing Corp., (NPFG), 4.95%, 11/1/33	$1,007,300

		$1,007,300

Insured-Lease Revenue/Certificates of Participation — 10.4%
$2,055	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$1,867,749
950	New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	1,045,779
495	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	495,371

		$3,408,899

Insured-Other Revenue — 17.1%
$1,360	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$1,388,642
2,500	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), (BHAC), 5.125%, 7/1/31(1)	2,588,075
1,720	New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	1,626,552

		$5,603,269

Insured-Private Education — 32.9%
$1,440	New York Dormitory Authority, (Barnard College), (FGIC), (NPFG), 5.00%, 7/1/24	$1,519,099
1,385	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	1,409,833
2,250	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,357,235
85	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38	89,051
1,000	New York Dormitory Authority, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/31(1)	1,027,320
345	New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	357,137
835	New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	869,519
500	New York Dormitory Authority, (Skidmore College), (FGIC), (NPFG), 5.00%, 7/1/33	511,270
850	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	875,577
5,425	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	1,746,524

		$10,762,565

Insured-Public Education — 2.2%
$720	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$715,594

		$715,594

Insured-Special Tax Revenue — 15.1%
$685	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$662,196
515	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	516,174
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	316,489
13,970	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	1,585,875
3,200	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	337,920
2,105	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	206,690
575	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	610,196
690	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	722,133

		$4,957,673

Insured-Transportation — 20.3%
$2,000	Metropolitan Transportation Authority, (AGC), (FGIC), 5.25%, 11/15/31	$2,087,940
1,000	Metropolitan Transportation Authority, (AGM), (NPFG), 5.00%, 11/15/31	1,034,670
510	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	605,931
2,500	Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)	2,647,169
275	Triborough Bridge and Tunnel Authority, (NPFG), 5.00%, 11/15/32	283,437

		$6,659,147

Insured-Water and Sewer — 11.7%
$905	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$1,008,713
2,750	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	2,832,142

		$3,840,855

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water Revenue — 1.1%
$350	Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	$358,519

		$358,519

Other Revenue — 0.9%
$1,100	Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$290,433

		$290,433

Private Education — 7.6%
$500	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	$484,925
1,280	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37	1,357,031
610	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	646,502

		$2,488,458

Transportation — 4.2%
$350	Nassau County Bridge Authority, 5.00%, 10/1/35	$355,873
65	Nassau County Bridge Authority, 5.00%, 10/1/40	65,410
530	New York Thruway Authority, 5.00%, 4/1/26	581,400
340	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	355,048

		$1,357,731

Water Revenue — 3.2%
$235	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/26(2)	$252,406
750	New York Environmental Facilities Corp., 5.00%, 10/15/39	799,575

		$1,051,981

Total Tax-Exempt Investments — 172.9% (identified cost $56,362,733)		$56,623,777

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (40.4)%		$(13,250,140)

Other Assets, Less Liabilities — (32.5)%		$(10,628,793)

Net Assets Applicable to Common Shares — 100.0%		$32,744,844

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 87.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 31.4% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of financial instruments outstanding at June 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	30 U.S. 30-Year Treasury Bond	Short	$(3,750,940)	$(3,825,000)	$(74,060)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$762,500	4.046%	3-month USD- LIBOR-BBA	September 17, 2010 / September 17, 2040	$(43,163)
Merrill Lynch Capital Services, Inc.	2,000,000	4.140	3-month USD- LIBOR-BBA	August 24, 2010 / August 24, 2040	(152,113)

					$(195,276)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $269,336.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,207,433

Gross unrealized appreciation	$2,194,900
Gross unrealized depreciation	(2,113,556)

Net unrealized appreciation	$81,344

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$56,623,777	$—	$56,623,777

Total Investments	$—	$56,623,777	$—	$56,623,777

Liability Description
Futures Contracts	$(74,060)	$—	$—	$(74,060)
Interest Rate Swaps	—	(195,276)	—	(195,276)

Total	$(74,060)	$(195,276)	$—	$(269,336)

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance New York Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	August 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	August 25, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	August 25, 2010